Stockholders' equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of Company Recognized Stock-Based Compensation Expense

For the three and six months ended June 30, 2019 and 2018, the Company recognized stock-based compensation expense as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Cost of services	$524	$1,341	$562	$3,731
Research and development	18,333	61,080	35,460	130,551
General and administrative	61,365	140,158	137,378	292,340
Sales and marketing	5,749	11,311	10,604	25,458
	$85,971	$213,890	$184,004	$452,080

For the years ended December 31, 2018 and 2017, the Company recognized stock compensation expense as follows:

	Year Ended December 31,
	2018	2017
Cost of services	$964	$13,776
Research and development	241,122	237,103
General and administrative	574,244	603,787
Sales and marketing	45,951	56,732
	$862,281	$911,398

Summary of Status of Options Granted

A summary of the status of options granted is presented below as of and for the years ended December 31, 2018 and 2017:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2017	119,106	$44.00	8.6	$663,298
Granted	58,324	$17.58
Exercised	(1,167)	$7.01		$11,256
Forfeited	(24,538)	$36.31
Expired	(12,330)	$83.49
Outstanding at December 31, 2017	139,395	$31.16	8.3	$37,339
Granted	95,800	$3.84
Exercised	—	—
Forfeited	(18,812)	$11.98
Expired	(4,824)	$56.12
Outstanding at December 31, 2018	211,559	$20.58	7.6	$522
Vested and expected to vest	211,559	$20.58	7.6	$522
Exercisable at December 31, 2018	10,445	$1.25	5.3	$522

Schedule of Fair Value of Option Grant Estimated Using Black-Scholes Option Pricing Model	The fair value of each option grant was estimated at the date of grant using the Black-Scholes option pricing model based on the assumptions below:

Year Ended December 31,
	2018	2017
Annual dividend	—	—
Expected life (in years)	5.25 - 6.25	5.25 - 6.25
Risk free interest rate	2.5 - 2.9%	1.8 - 2.3%
Expected volatility	46.0 - 49.6%	44.2 - 53.0%

Summary of Status of Restricted Stock Unit Granted

A summary of the status of restricted stock units granted is presented below as of and for the years ended December 31, 2018 and 2017:

	Number of Options	Weighted- Average Grant Date Fair Value
Unvested at January 1, 2017	750	$42.50
Granted	11,175	$6.93
Vested	(6,025)	$8.01
Forfeited	—	—
Unvested at December 31, 2017	5,900	$31.16
Granted	—	—
Vested	(5,650)	$8.93
Forfeited	—	—
Unvested at December 31, 2018	250	$42.50

Schedule of Warrants to Purchase Shares of Common Stock

At June 30, 2019 and December 31, 2018, the following warrants to purchase shares of common stock were outstanding:

			Outstanding at
Issuance	Exercise Price	Expiration	June 30, 2019	December 31, 2018
November 2009	$197.75	November 2019	270	270
January 2010	$197.75	January 2020	270	270
March 2010	$197.75	March 2020	55	55
November 2011	$197.75	November 2021	212	212
December 2011	$197.75	December 2021	27	27
March 2012	$2,747.50	March 2019	—	165
February 2015	$165.00	February 2025	9,001	9,001
May 2015	$165.00	May 2020	138,310	138,310
May 2016	$32.81	May 2021	189,577	189,577
June 2016	$32.81	May 2021	82,035	82,035
June 2017	$19.50	June 2022	18,754	18,754
July 2017	$17.25	July 2022	6,350	6,350
July 2017	$12.50	July 2022	50,000	50,000
July 2017	$10.63	July 2022	1,000,003	1,000,003
February 2018	$4.06	February 2023	184,615	184,615
February 2018	$3.25	February 2023	1,846,153	1,846,153
			3,525,632	3,525,797

At December 31, 2018 and 2017, the following warrants to purchase shares of common stock were outstanding:

			Outstanding at December 31,
Issuance	Exercise Price	Expiration	2018 (1)	2017 (1)
March 2008	$19,763.50	March 2018	—	2
November 2009	$197.75	November 2019	270	270
January 2010	$197.75	January 2020	270	270
March 2010	$197.75	March 2020	55	55
November 2011	$197.75	November 2021	212	212
December 2011	$197.75	December 2021	27	27
March 2012	$2,747.50	March 2019	165	165
February 2015	$165.00	February 2025	9,001	9,001
May 2015	$165.00	May 2020	138,310	138,310
May 2016	$32.81	May 2021	189,577	189,577
June 2016	$32.81	May 2021	82,035	82,035
June 2017	$19.50	June 2022	18,754	18,754
July 2017	$17.25	July 2022	6,350	6,350
July 2017	$12.50	July 2022	50,000	50,000
July 2017	$10.625	July 2022	1,000,003	1,000,003
February 2018	$4.06	February 2023	184,615	—
February 2018	$3.25	February 2023	1,846,153	—
			3,525,797	1,495,031